Subsequent events (Details Textual) (Subsequent Event [Member], USD $)	0 Months Ended
May 15, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.3375
Distribution Made To Limited Partner Annualized Basis Per Unit	$ 1.35